UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sagard Capital Partners Management Corp.

Address:   325 Greenwich Avenue
           Greenwich, CT 06830


Form 13F File Number: 028-14141


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel M. Friedberg
Title:  President
Phone:  203-629-6710

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel M. Friedberg            Greenwich, CT                      8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      205,729
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14142             Sagard Capital Partners GP, Inc.
----  --------------------  ----------------------------------------------------
2     028-14143             Sagard Capital Partners, L.P.
----  --------------------  ----------------------------------------------------
3     028-14193             Power Corporation of Canada
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------- ---------- -------- --------------------
                                                    VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
ALTRA HOLDINGS INC        COM            02208R106    7,494    312,363 SH       DEFINED    1,2,3       0    312,363    0
BIG 5 SPORTING GOODS CORP COM            08915P101   15,264  1,942,024 SH       DEFINED    1,2,3       0  1,942,024    0
CASCADE CORP              COM            147195101   11,834    248,779 SH       DEFINED    1,2,3       0    248,779    0
DUFF & PHELPS CORP NEW    CL A           26433B107    4,504    351,068 SH       DEFINED    1,2,3       0    351,068    0
GP STRATEGIES CORP        COM            36225V104   39,345  2,880,343 SH       DEFINED    1,2,3       0  2,880,343    0
HUDSON HIGHLAND GROUP INC COM            443792106    8,166  1,526,300 SH       DEFINED    1,2,3       0  1,526,300    0
INNERWORKINGS INC         COM            45773Y105   18,572  2,226,914 SH       DEFINED    1,2,3       0  2,226,914    0
KMG CHEMICALS INC         COM            482564101    6,019    357,449 SH       DEFINED    1,2,3       0    357,449    0
MTS SYS CORP              COM            553777103    7,103    169,799 SH       DEFINED    1,2,3       0    169,799    0
GIBRALTAR INDS INC        COM            374689107    1,735    153,300 SH       DEFINED    1,2,3       0    153,300    0
SFN GROUP INC             COM            784153108   19,543  2,149,984 SH       DEFINED    1,2,3       0  2,149,984    0
X-RITE INC                COM            983857103   66,150 13,309,765 SH       DEFINED    1,2,3       0 13,309,765    0